As filed with the Securities and Exchange Commission on September 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Dynamic Balance Fund

		Security
	Shares	Description	Value
	Common Stocks - 67.9%
	Agricultural/Chemicals - 2.0%
	11,000	Mosaic Co. (a)	$1,399,310

	Capital Markets - 0.2%
	6,000	Lehman Brothers Holdings, Inc.	104,040

	Commercial Products & Services - 14.1%
	30,000	AMETEK, Inc.	1,435,800
	30,500	Autoliv, Inc.	1,190,720
	25,000	Black & Decker Corp.	1,500,500
	10,000	Caterpillar, Inc.	695,200
	59,199	Eagle Materials, Inc.	1,468,727
	14,800	Lincoln Electric Holdings, Inc.	1,189,180
	27,500	McGrath RentCorp	791,450
	12,000	PACCAR Inc.	504,720
	15,000	WESCO International, Inc. (a)	564,750
	8,000	Whirlpool Corp.	605,600
			9,946,647
	Construction Residential - 1.4%
	20,000	Hovnanian Enterprises, Inc. - Class A (a)	140,600
	28,000	Lennar Corp. - Class A	338,800
	30,000	Pulte Homes, Inc.	366,300
	32,000	Standard Pacific Corp.	106,880
			952,580
	Consumer Products & Services - 0.9%
	20,000	Darden Restaurants, Inc.	651,400

	Energy Equipment & Services - 0.5%
	3,000	Diamond Offshore Drilling, Inc.	357,900

	Energy Production & Equipment - 10.6%
	15,000	Chevron Corp.	1,268,400
	54,000	CONSOL Energy, Inc.	4,017,060
	10,000	Hess Corp.	1,014,000
	20,000	Penn Virginia Corp.	1,215,000
			7,514,460
	Finance/Banks - 7.6%
	18,000	Bancorp Rhode Island, Inc.	533,700
	43,041	Bank of America Corp.	1,416,049
	6,000	Bank of Florida Corp. (a)	39,240
	2,250	Doral Financial Corp. (a)	31,253
	40,000	JPMorgan Chase & Co.	1,625,200
	31,500	New York Community Bancorp, Inc.	523,530
	6,798	Southside Bancshares, Inc.	134,804
	39,900	Wachovia Corp.	689,073
	17,500	Webster Financial Corp.	347,550
			5,340,399
	Financial Services - 4.9%
	20,000	Ambac Financial Group, Inc.	50,400
	71,200	Fannie Mae	818,800
	12,227	Fidelity National Financial, Inc. - Class A	163,353
	9,000	The Goldman Sachs Group, Inc.	1,656,360
	55,000	Impac Mortgage Holdings, Inc. (a)	49,500
	13,100	MBIA, Inc.	77,683
	5,800	The Student Loan Corp.	631,794
			3,447,890
	Health Care Providers & Services - 0.9%
	13,000	Pediatrix Medical Group, Inc. (a)	632,450

	Household Durables - 0.1%
	1,000	Mohawk Industries, Inc. (a)	58,970

	Industrial Conglomerates - 5.0%
	10,000	3M Co.	703,900
	59,600	General Electric Co.	1,686,084
	15,000	Honeywell International, Inc.	762,600
	25,300	Temple-Inland, Inc.	411,125
			3,563,709
	Information Technology - 0.1%
	5,374	Fidelity National Information Services, Inc.	101,837

	IT Services - 0.1%
	2,687	Lender Processing Services, Inc. (a)	89,611

	Machinery - 0.4%
	8,000	Ingersoll-Rand Company, Ltd.	288,000

	Media - 0.9%
	15,000	The McGraw-Hill Companies, Inc.	610,050

	Pharmaceuticals - 2.6%
	27,000	Johnson & Johnson	1,848,690

	Real Estate Investment Trusts - 6.1%
	15,000	Boston Properties, Inc.	1,442,850
	12,500	Developers Diversified Realty Corp.	399,500
	45,000	DiamondRock Hospitality Co.	414,900
	10,000	Mack-Cali Realty Corp.	383,800
	13,000	Simon Property Group, Inc.	1,204,190
	38,600	Sunstone Hotel Investors, Inc.	499,484
			4,344,724
	Real Estate Management & Development - 0.2%
	8,433	Forestar Real Estate Group, Inc. (a)	152,469

	Retail - 1.6%
	25,000	J.C. Penney Company, Inc.	770,750
	10,000	Walgreen Co.	343,400
			1,114,150
	Retailing - 2.1%
	40,000	CVS Caremark Corp.	1,460,000

	Thrifts & Mortgage Finance - 0.0%
	8,433	Guaranty Financial Group, Inc. (a)	27,913

	Transportation - 1.0%
	10,000	Norfolk Southern Corp.	719,200

	Utilities - 4.6%
	51,000	Allegheny Energy, Inc.	2,468,400
	31,200	SJW Corp.	808,392
			3,276,792
		Total Common Stocks	48,003,191
	Principal
	Amount
	Bonds and Notes - 26.8%
	U.S. Treasury Bonds - 23.8%
	$ 2,000,000	6.250%, 08/15/2023	2,370,314
	5,000,000	6.000%, 02/15/2026	5,826,955
	8,000,000	5.250%, 11/15/2028	8,608,752
			16,806,021
	U.S. Treasury Notes - 3.0%
	2,000,000	5.000%, 08/15/2011	2,126,720
		Total Bonds and Notes	18,932,741

	Shares
	Rights - 0.0%
	Construction Residential - 0.0%
	32,000	Standard Pacific Corp. Rights (a)	6,080
		Total Rights	6,080

	Contracts
	Purchased Call Options - 0.2%
	250	Black & Decker Corp.
		Expiration: November, 2008,
		Exercise Price: $60.00	128,750
		Total Purchased Call Options	128,750
	Purchased Put Options - 0.1%
	100	3M Co.
		Expiration: October, 2008,
		Exercise Price: $75.00	60,000
		Total Purchased Put Options	60,000

	Shares
	Short-Term Investments - 4.7%
	3,346,122	Fidelity Institutional Government Portfolio	3,346,122
		Total Short-Term Investments	3,346,122
		Total Investments (Cost $72,623,043) - 99.7%	70,476,884
		Other Assets in Excess of Liabilities - 0.3%	229,624
		TOTAL NET ASSETS - 100.0%	$70,706,508

	Schedule of Options Written
	July 31, 2008 (Unaudited)
	Alpine Dynamic Balance Fund

	Contracts		Value
	Call Options
	250	Black & Decker Corp.
		Expiration: August, 2008
		Exercise Price: $60.00	$42,500
	50	Caterpillar, Inc.
		Expiration: August, 2008
		Exercise Price: $70.00	8,600
	100	CVS Caremark Corp.
		Expiration: August, 2008
		Exercise Price: $40.00	2,500
	Total Options Written (Premiums received $80,550)		$53,600

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Dynamic Dividend Fund

		Security
	Shares	Description	Value
	Exchange-Traded Funds - 2.7%
	1,396,000	Financial Select Sector SPDR Fund	$30,195,480
		Total Exchange-Traded Funds	30,195,480
	Common Stocks - 95.1%
	Aerospace & Defense - 2.5%
	100,000	Honeywell International, Inc.	5,084,000
	410,000	Raytheon Co.	23,341,300
			28,425,300
	Capital Goods - 0.3%
	50,000	United Technologies Corp.	3,199,000

	Capital Markets - 0.8%
	331,500	Fortress Investment Group LLC - Class A	3,931,590
	25,000	The Goldman Sachs Group, Inc.	4,601,000
			8,532,590
	Chemicals - 5.3%
	80,000	CF Industries Holdings, Inc.	13,076,800
	300,000	Israel Chemicals, Ltd.	5,604,278
	115,000	Monsanto Co.	13,697,650
	58,000	Potash Corporation of Saskatchewan, Inc. (a)	11,881,865
	210,000	Yara International ASA	15,165,118
			59,425,711
	Commercial Services & Supplies - 4.3%
	1,000,000	Brambles Ltd.	7,768,215
	1,350,000	De La Rue PLC	22,557,978
	1,052,870	Healthcare Services Group, Inc.	17,488,171
			47,814,364
	Construction & Engineering - 1.7%
	223,400	Chicago Bridge & Iron Co. N.V.	7,320,818
	124,000	FLSmidth & Co. A/S	12,068,158
			19,388,976
	Consumer Durables & Apparel - 0.2%
	34,629	VF Corp.	2,478,744

	Consumer Services - 1.5%
	200,000	Nokian Renkaat Oyj	8,697,687
	434,425	Unibet Group PLC - SDR (a)	8,610,859
			17,308,546
	Diversified Financials - 4.3%
	2,725,000	ABG Sundal Collier ASA	3,324,079
	1,300,000	Anglo Irish Bank Corp. PLC (a)	10,382,317
	9,500	CME Group, Inc.	3,421,235
	427,000	JPMorgan Chase & Co.	17,349,010
	500,000	Merrill Lynch & Co., Inc.	13,325,000
			47,801,641
	Diversified Telecommunication Services - 1.2%
	222,500	CenturyTel, Inc.	8,274,775
	200,000	Chunghwa Telecom Co., Ltd. - ADR	5,038,000
			13,312,775
	Electric Utilities - 1.2%
	365,200	Northeast Utilities	9,188,432
	100,000	PG&E Corp.	3,853,000
			13,041,432
	Energy Equipment & Services - 8.1%
	210,700	Diamond Offshore Drilling, Inc.	25,136,510
	244,000	Fred Olsen Energy	13,405,809
	175,000	Noble Corp.	9,077,250
	180,000	Schlumberger, Ltd.	18,288,000
	500,000	SeaDrill, Ltd. (a)	15,101,686
	40,000	Transocean, Inc.	5,441,200
	125,000	Weatherford International Ltd. (a)	4,716,250
			91,166,705
	Energy Production & Equipment - 1.8%
	155,000	CONSOL Energy, Inc.	11,530,450
	148,700	Penn Virginia Corp.	9,033,525
			20,563,975
	Food & Beverages - 1.5%
	100,000	Coca Cola Co.	5,150,000
	130,000	H.J. Heinz Co.	6,549,400
	100,000	The J.M. Smucker Co.	4,874,000
			16,573,400
	Food & Staples Retailing - 0.3%
	187,500	Altria Group, Inc.	3,815,625

	Food Products - 2.1%
	1,398,600	B&G Foods, Inc.	12,447,540
	500,000	ConAgra Foods, Inc.	10,840,000
			23,287,540
	Food, Beverage, and Tobacco - 1.6%
	75,000	Molson Coors Brewing Co.	4,047,750
	211,000	PepsiCo, Inc.	14,044,160
			18,091,910
	Health Care Equipment & Services - 1.2%
	514,125	Meridian Bioscience, Inc.	13,372,391

	Hotels Restaurants & Leisure - 0.7%
	128,000	McDonald's Corp.	7,653,120

	Household & Personal Products - 1.7%
	285,000	The Procter & Gamble Co.	18,661,800

	Industrial Conglomerates - 0.6%
	157,000	Textron, Inc.	6,824,790

	Machinery - 1.5%
	477,777	Metso Corp.	17,289,969

	Marine - 4.1%
	455,100	Diana Shipping, Inc.	13,848,693
	680,000	Freeseas, Inc.	4,406,400
	258,800	Genco Shipping & Trading Ltd.	17,644,984
	1,790,000	Golden Ocean Group, Ltd. (a)	10,306,230
			46,206,307
	Materials - 1.9%
	283,700	BHP Billiton, Ltd. - ADR	21,181,042

	Media - 5.6%
	1,713,900	Gatehouse Media, Inc.	1,079,757
	655,800	National CineMedia, Inc.	8,387,682
	1,393,700	Regal Entertainment Group - Class A	23,205,105
	600,000	Sinclair Broadcast Group, Inc.	4,578,000
	900,000	Time Warner Cable, Inc. - Class A (a)	25,587,000
			62,837,544
	Metals & Mining - 7.8%
	287,500	Companhia Vale do Rio Doce - ADR	8,633,625
	134,100	Cleveland-Cliffs, Inc.	14,537,781
	141,800	Fording Canadian Coal Trust (a)	12,534,126
	60,000	Freeport-McMoRan Copper & Gold, Inc.	5,805,000
	329,703	New World Resources BV	10,194,979
	134,950	Nucor Corp.	7,721,839
	135,000	Peabody Energy Corp.	9,132,750
	270,000	Southern Copper Corp.	7,500,600
	155,000	Xstrata PLC	11,201,784
			87,262,484
	Multi-Utilities - 2.5%
	1,412,400	United Utilities Group PLC	19,471,243
	2,475,000	United Utilities Group PLC - B Shares (a)	8,339,940
			27,811,183
	Oil, Gas & Consumable Fuels - 10.5%
	45,000	Apache Corp.	5,047,650
	200,000	Arch Coal, Inc.	11,262,000
	99,600	Chesapeake Energy Corp.	4,994,940
	72,500	Devon Energy Corp. (a)	6,879,525
	150,000	Foundation Coal Holdings, Inc.	8,910,000
	299,200	Frontline, Ltd.	19,199,664
	531,000	Nordic American Tanker Shipping	21,197,520
	179,900	Overseas Shipholding Group, Inc.	14,167,125
	867,820	Ship Finance International, Ltd.	25,808,967
			117,467,391
	Pharmaceuticals - 2.0%
	350,000	Abbott Laboratories	19,719,000
	125,000	Bristol-Myers Squibb Co.	2,640,000
			22,359,000
	Retailing - 0.6%
	175,000	CVS Caremark Corp.	6,387,500

	Semiconductors & Semiconductor Equipment - 0.2%
	100,000	Intel Corp.	2,219,000
	15,882	Taiwan Semiconductor Manufacturing Co., Ltd.	29,140
			2,248,140
	Software - 1.3%
	30,100	Nintendo Co., Ltd.	14,675,442

	Telecommunications - 2.1%
	195,000	America Movil SA de CV - ADR	9,845,550
	200,000	Mobile Telesystems - ADR (a)	14,280,000
			24,125,550
	Tobacco - 1.7%
	367,500	Philip Morris International, Inc. (a)	18,981,375

	Trading, Companies & Distributors - 3.4%
	800,000	ITOCHU Corp.	7,519,117
	1,000,000	Marubeni Corp.	7,350,419
	800,000	Mitsubishi Corp.	23,506,512
			38,376,048
	Transportation - 4.4%
	87,700	Dryships Inc.	6,764,301
	600,000	Macquarie Infrastructure Co. LLC	13,452,000
	178,500	Norfolk Southern Corp.	12,837,720
	200,000	Union Pacific Corp.	16,488,000
			49,542,021
	Utilities - 1.9%
	75,000	FPL Group, Inc.	4,839,750
	323,100	ITC Holdings Corp.	16,839,972
			21,679,722
	Wireless Telecommunication Services - 0.7%
	300,000	Vimpel-Communications - ADR	7,569,000
		Total Common Stocks	1,066,740,053

	Equity-Linked Structured Notes - 0.0%
	34,300	Morgan Stanley & Co., Inc.-
		Fortress Investment Group LLC, 09/10/2008	406,798
		Total Equity-Linked Structured Notes	406,798

	Short-Term Investments - 10.0%
	984	Alpine Municipal Money Market Fund	984
	112,216,384	Fidelity Institutional Government Portfolio	112,216,384
		Total Short-Term Investments	112,217,368
		Total Investments (Cost $1,298,904,750) - 107.8%	1,209,559,699
		Liabilities in Excess of Other Assets - (7.8)%	(87,338,265)
		TOTAL NET ASSETS - 100.0%	$1,122,221,434

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
SDR -	Special Drawing Rights
(a)	Non Income Producing

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Dynamic Financial Services Fund

		Security
	Shares	Description	Value
	Exchange-Traded Funds - 7.5%
	10,400	Ultra Financials ProShares Trust	$226,616
	2,904	UltraShort Financials ProShares Trust	351,616
	1,000	Ultra Dow30 ProShares Trust	60,780
	1,000	Ultra S&P500 ProShares Trust	60,070
		Total Exchange-Traded Funds	699,082
	Common Stocks - 102.3%
	Capital Markets - 47.5%
	30,000	Allied Capital Corp.	412,500
	25,000	BGC Partners, Inc.	177,500
	20,000	Blackstone Group LP	371,400
	5,000	Bovespa Holding SA	63,174
	400	CME Group, Inc.	144,052
	19,700	Cowen Group, Inc. (a)	161,934
	4,300	Evercore Partners, Inc.	56,158
	4,000	FCStone Group, Inc. (a)	77,040
	7,500	GFI Group, Inc.	75,675
	2,000	Greenhill & Co., Inc.	122,860
	3,000	Hong Kong Exchanges and Clearing Ltd.	44,722
	5,173	Interactive Brokers Group, Inc. (a)	145,154
	4,315	IntercontinentalExchange, Inc. (a)	430,637
	2,000	Investment Technology Group, Inc. (a)	59,480
	41,500	JMP Group, Inc.	290,085
	3,000	Lazard, Ltd. (a)	122,430
	1,000	Legg Mason, Inc.	40,350
	1,500	Merrill Lynch & Co., Inc.	39,975
	15,000	MF Global Ltd. (a)	97,350
	7,000	The NASDAQ OMX Group, Inc. (a)	194,390
	4,000	Nymex Holdings, Inc.	327,920
	4,000	NYSE Euronext	188,960
	2,000	Och-Ziff Capital Management Group	32,680
	7,500	OptionsXpress Holdings, Inc.	186,075
	3,573	Piper Jaffray Companies, Inc. (a)	126,842
	43,600	Sanders Morris Harris Group, Inc.	337,900
	6,900	Thomas Weisel Partners Group, Inc. (a)	38,847
	4,000	TradeStation Group, Inc. (a)	43,120
			4,409,210
	Commercial Banks - 28.6%
	3,100	American Community Bancshares, Inc.	19,685
	2,702	AmericanWest Bancorp	4,080
	50,000	Aozora Bank Ltd.	121,889
	75,000	Banco Estado Rio Grande Sul SA (a)	435,740
	26,600	Banco Panamericano SA (a)	131,956
	1,000	Bancorp Rhode Island, Inc.	29,650
	5,593	BancTrust Financial Group, Inc.	41,947
	12,400	Bank of Florida Corp. (a)	81,096
	2,428	Barclays PLC	16,267
	15,000	California United Bank (a)	183,750
	800	Camden National Corp.	24,688
	4,000	Cardinal Financial Corp.	33,960
	13,000	Citizens Republic Bancorp, Inc.	43,550
	21,194	Citizens First Corp. (a)	150,477
	1,000	CoBiz Financial, Inc.	9,610
	10,000	The Colonial BancGroup, Inc.	66,600
	4,700	Community National Bank of the Lakeway Area (a)	34,662
	4,000	First Business Financial Services, Inc.	65,460
	1,260	First Community Bank Corp. of America (a)	9,765
	7,826	First Security Group, Inc.	57,091
	4,572	Guaranty Bancorp (a)	24,232
	1,500	ICICI Bank Ltd. - ADR	44,415
	1,100	International Bancshares Corp.	27,060
	1,800	Intervest Bancshares Corp.	13,932
	930	MB Financial, Inc.	22,999
	10,200	New Centry Bancorp, Inc. (a)	60,435
	6,000	Nexity Financial Corp. (a)	15,000
	2,000	North Valley Bancorp	9,760
	2,375	Old Point Financial Corp.	41,539
	12,042	Pacific Mercantile Bancorp (a)	78,393
	2,400	PacWest Bancorp	44,688
	1,000	Patriot National Bancorp, Inc.	14,000
	1,400	Prosperity Bancshares, Inc.	44,940
	3,120	Rurban Financial Corp.	27,035
	1,000	Smithtown Bancorp, Inc.	18,940
	2,388	The South Financial Group, Inc.	14,400
	13,750	Southern National Bancorp of Virginia, Inc.(a)	102,300
	5,000	State Bancorp, Inc.	63,450
	2,500	Sterling Bancorp	35,100
	7,500	Sterling Bancshares, Inc.	72,900
	6,000	Summit State Bank	40,260
	500	Superior Bancorp (a)	3,565
	1,500	TCF Financial Corp.	19,125
	1,300	Texas Capital Bancshares, Inc. (a)	20,995
	15,000	Tidelands Bancshares, Inc. (a)	124,950
	750	TowneBank	13,223
	2,315	Valley Community Bancorp (a)	25,407
	1,102	Valley National Bancorp	21,753
	1,780	Wachovia Corp.	30,741
	1,000	Wintrust Financial Corp.	20,650
			2,658,110
	Commercial Services & Supplies - 0.6%
	2,000	Deluxe Corp.	28,600
	3,500	Experian Group, Ltd.	27,264
			55,864
	Diversified Financial Services - 2.6%
	125,000	Bolsa Mexicana de Valores (a)	170,589
	7,000	Medallion Financial Corp.	69,160
			239,749
	Insurance - 3.9%
	17,000	Ambac Financial Group, Inc.	42,840
	20,000	Castlepoint Holdings, Ltd.	185,800
	1,500	China Life Insurance Co. Ltd. - ADR	84,885
	8,000	CRM Holdings, Ltd. (a)	27,200
	3,000	MBIA, Inc.	17,790
			358,515
	IT Services - 3.3%
	1,000	Bankrate, Inc. (a)	31,450
	99,000	Goldleaf Financial Solutions (a)	168,300
	15,000	Online Resources Corp. (a)	102,600
			302,350
	Thrifts & Mortgage Finance - 15.8%
	42,500	Alliance Bancorp, Inc.	361,675
	1,700	Astoria Financial Corp.	38,029
	6,202	Atlantic Coast Federal Corp.	46,577
	1,000	Bank Mutual Corp.	11,700
	25,000	BankAtlantic Bancorp, Inc.	34,000
	3,000	Berkshire Hills Bancorp, Inc.	79,500
	5,000	Central Federal Corp.	18,600
	2,280	Cooperative Bankshares, Inc.	14,182
	10,600	Fannie Mae	121,900
	2,144	Fidelity Bancorp, Inc.	27,315
	10,000	First Keystone Financial, Inc. (a)	96,500
	5,895	First Pactrust Bancorp, Inc.	76,045
	2,000	Franklin Bank Corp. (a)	1,400
	10,000	Freddie Mac	81,700
	1,900	Heritage Financial Corp.	28,120
	10,000	Magyar Bancorp, Inc. (a)	96,800
	1,100	Parkvale Financial Corp.	26,334
	10,000	Peoples United Financial, Inc.	169,800
	1,500	Rainier Pacific Financial Group, Inc.	12,450
	10,000	United Western Bancorp, Inc. (a)	119,700
			1,462,327
		Total Common Stocks	9,486,125

	Equity-Linked Structured Notes - 2.8%
	22,000	Morgan Stanley & Co., Inc. -
		Fortress Investment Group LLC, 09/10/08	260,920
		Total Equity-Linked Structured Notes	260,920

	Short-Term Investments - 0.0%
	357	Fidelity Institutional Government Portfolio	357
		Total Short-Term Investments	357
		Total Investments (Cost $15,628,965) - 112.6%	10,446,484
		Liabilities in Excess of Other Assets - (12.6)%	(1,169,443)
		TOTAL NET ASSETS - 100.0%	$9,277,041

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non Income Producing

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Dynamic Innovators Fund

		Security
	Shares	Description	Value
	Common Stocks - 94.2%
	Aerospace & Defense - 1.7%
	15,000	BE Aerospace, Inc. (a)	$385,200
	12,000	Hexcel Corp. (a)	227,760
			612,960
	Biotechnology - 5.3%
	60,000	Acadia Pharmaceuticals, Inc. (a)	178,800
	20,000	Charles River Laboratories International, Inc. (a)	1,329,200
	15,000	Savient Pharmaceuticals, Inc. (a)	398,700
			1,906,700
	Chemicals - 4.2%
	20,000	Flotek Industrials, Inc. (a)	367,600
	7,000	Monsanto Co.	833,770
	5,000	Sigma-Aldrich Corp.	303,700
			1,505,070
	Commercial Products & Services - 7.9%
	10,000	Air Products & Chemicals, Inc.	952,100
	4,500	EnerNOC, Inc. (a)	72,630
	5,000	Graco, Inc.	181,150
	35,000	LSI Industries, Inc.	323,050
	5,391	Middleby Corp. (a)	252,299
	50,000	PowerSecure International, Inc. (a)	370,500
	7,000	VSE Corp.	274,540
	32,857	Westport Innovations, Inc. - ADR (a)	418,436
			2,844,705

	Commercial Services & Supplies - 2.3%
	8,000	FTI Consulting, Inc. (a)	569,280
	3,000	ITT Educational Services, Inc. (a)	265,740
			835,020
	Communications - 5.8%
	40,000	Alvarion, Ltd. (a)	257,600
	14,000	Comtech Telecommunications Corp. (a)	687,820
	7,000	Millicom International Cellular SA	541,660
	20,000	Polycom, Inc. (a)	472,000
	25,000	Sonic Solutions (a)	128,750
			2,087,830
	Computers & Peripherals - 1.2%
	10,000	Hewlett-Packard Co.	448,000

	Consumer Products & Services - 2.9%
	9,000	Priceline.com, Inc. (a)	1,034,550

	Electronic Systems & Equipment - 13.1%
	9,000	American Science & Engineering, Inc.	508,680
	21,000	FLIR Systems, Inc. (a)	855,540
	13,000	Itron, Inc. (a)	1,200,290
	33,000	Logitech International SA (a)	865,590
	17,000	MEMC Electronic Materials, Inc. (a)	785,570
	12,975	MOCON, Inc.	133,383
	26,000	Stratasys, Inc. (a)	404,300
			4,753,353
	Energy Equipment & Services - 1.7%
	10,000	Oceaneering International, Inc. (a)	606,400

	Energy Production Equipment - 5.0%
	10,000	Bolt Technology Corp. (a)	222,100
	11,000	FMC Technologies, Inc. (a)	679,580
	25,000	ION Geophysical Corp. (a)	399,250
	14,000	Weatherford International Ltd. (a)	528,220
			1,829,150
	Financial Services - 5.5%
	20,000	Ambac Financial Group, Inc.	50,400
	2,000	CME Group, Inc.	720,260
	25,000	Portfolio Recovery Associates, Inc. (a)	996,750
	5,000	Redecard SA - ADR (Acquired 7/12/2007; Cost $142,850) (b)	184,429
	5,000	TradeStation Group, Inc. (a)	53,900
			2,005,739
	Health Care Equipment & Supplies - 5.0%
	15,000	Abiomed, Inc. (a)	265,950
	10,000	Beckman Coulter, Inc.	723,400
	16,000	Hologic, Inc. (a)	295,520
	10,000	Medtronic, Inc.	528,300
			1,813,170
	Healthcare - 6.2%
	4,000	Alcon, Inc.	689,720
	28,000	inVentiv Health, Inc. (a)	676,480
	11,000	Pediatrix Medical Group, Inc. (a)	535,150
	10,000	Psychiatric Solutions, Inc. (a)	350,200
			2,251,550
	Hotels Restaurants & Leisure - 0.8%
	10,000	Life Time Fitness, Inc. (a)	297,900

	Industrial Capital Goods - 1.8%
	12,000	Dynamic Materials Corp.	395,160
	12,588	Sutron Corp. (a)	93,025
	15,000	Titanium Metals Corp.	168,900
			657,085
	Information Technology - 2.1%
	16,400	Ansys, Inc. (a)	752,432

	Life Science Tools & Services - 0.1%
	800	Millipore Corp. (a)	56,280

	Machinery - 1.3%
	5,000	Energy Recovery, Inc. (a)	55,250
	3,000	Flowserve Corp.	400,020
			455,270
	Medical Technology & Equipment - 14.7%
	10,335	Abaxis, Inc. (a)	205,563
	16,000	ArthroCare Corp. (a)	338,240
	4,000	Bio-Reference Laboratories, Inc. (a)	103,440
	3,000	Given Imaging Ltd. (a)	43,800
	2,400	Intuitive Surgical, Inc. (a)	747,096
	35,000	Invitrogen Corp. (a)	1,552,250
	10,000	Kinetic Concepts, Inc. (a)	349,500
	10,000	NightHawk Radiology Holdings, Inc. (a)	83,500
	5,000	Onyx Pharmaceuticals, Inc. (a)	202,500
	55,216	Sequenom, Inc. (a)	1,179,414
	25,000	Synovis Life Technologies, Inc. (a)	516,000
			5,321,303
	Metals & Mining - 0.5%
	125,000	Imdex Ltd.	188,320

	Pharma Development - 0.4%
	45,000	Cell Genesys, Inc. (a)	142,650

	Pharmaceuticals - 0.6%
	3,000	Biogen Idec, Inc. (a)	209,280

	Real Estate Investment Trusts - 2.1%
	8,000	Vornado Realty Trust	760,560

	Software - 0.1%
	13,000	Scientific Learning Corp. (a)	44,460

	Technology - 0.4%
	8,000	Sigma Designs, Inc. (a)	140,320

	Thrifts & Mortgage Finance - 0.8%
	26,000	Fannie Mae	299,000

	Trading Companies & Distributors - 0.7%
	5,000	Fastenal Co.	244,300
		Total Common Stocks	34,103,357

	Short-Term Investments - 5.5%
	300,000	Alpine Municipal Money Market Fund	300,000
	1,691,463	Fidelity Institutional Government Portfolio	1,691,463
		Total Short-Term Investments	1,991,463
		Total Investments (Cost $41,047,203) - 99.7%	36,094,820
		Other Assets in Excess of Liabilities - 0.3%	110,153
		TOTAL NET ASSETS - 100.0%	$36,204,973

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt
(a)	Non Income Producing
(b)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. These
	securities have been determined to be liquid under guidelines established by the Board of Trustees.
	Securities restricted under Rule 144A comprised 0.5% of the Fund's net assets.

Schedule of Portfolio Investments
July 31, 2008 (Unaudited)
Alpine Dynamic Transformations Fund

		Security
	Shares	Description	Value
	Common Stocks - 79.0%
	Aerospace & Defense - 2.4%
	4,000	BE Aerospace, Inc. (a)	$102,720

	Auto Components - 9.2%
	6,000	Autoliv, Inc.	234,240
	10,000	Exide Technologies (a)	158,000
			392,240
	Capital Markets - 4.1%
	10,000	Lehman Brothers Holdings, Inc.	173,400

	Chemicals - 7.1%
	10,000	Flotek Industries, Inc. (a)	183,800
	2,000	Sigma-Aldrich Corp.	121,480
			305,280
	Commercial Services & Supplies - 3.1%
	3,000	Avery Dennison Corp.	132,030

	Computers & Peripherals - 5.0%
	3,000	Hewlett-Packard Co.	134,400
	5,000	Stratasys, Inc. (a)	77,750
			212,150
	Diversified Financials - 3.8%
	4,000	JPMorgan Chase & Co.	162,520

	Energy Equipment & Services - 8.7%
	6,000	Helix Energy Solutions Group, Inc. (a)	191,580
	3,000	Tidewater, Inc.	179,820
			371,400
	Finance/Banks - 4.0%
	10,000	Wachovia Corp.	172,700

	Financial Services - 1.6%
	6,000	Fannie Mae	69,000

	Health Care Equipment & Supplies - 4.2%
	10,000	Abiomed, Inc. (a)	177,300

	Hotels Restaurants & Leisure - 2.8%
	8,000	Starbucks Corp. (a)	117,520

	Household Durables - 1.8%
	1,000	Whirlpool Corp.	75,700

	Insurance - 0.5%
	9,000	Ambac Financial Group, Inc.	22,680

	Internet & Catalog Retail - 4.0%
	1,500	Priceline.com, Inc. (a)	172,425

	Machinery - 5.1%
	6,000	Ingersoll-Rand Company, Ltd.	216,000

	Oil, Gas & Consumable Fuels - 5.9%
	2,200	Chesapeake Energy Corp.	110,330
	2,500	Plains Exploration & Production Co. (a)	139,925
			250,255
	Trading Companies & Distributors - 5.7%
	5,000	Fastenal Co.	244,300
		Total Common Stocks	3,369,620

	Short-Term Investments - 21.4%
	914,948	Fidelity Institutional Government Portfolio	914,948
		Total Short-Term Investments	914,948
		Total Investments (Cost $4,636,034) - 100.4%	4,284,568
		Liabilities in Excess of Other Assets - (0.4)%	(17,435)
		TOTAL NET ASSETS - 100.0%	$4,267,133

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Dynamic
Balance Fund
Cost of investments	$72,649,755
Gross unrealized appreciation	12,374,179
Gross unrealized depreciation	(14,547,050)
Net unrealized depreciation	($2,172,871)

Dynamic
Dividend Fund
Cost of investments	$1,304,083,145
Gross unrealized appreciation	49,727,044
Gross unrealized depreciation	(141,250,490)
Net unrealized depreciation	($95,523,446)

Dynamic Financial
Services Fund
Cost of investments	$15,781,844
Gross unrealized appreciation	65,160
Gross unrealized depreciation	(5,400,520)
Net unrealized depreciation	($5,335,360)

Dynamic
Innovators Fund
Cost of investments	$41,047,634
Gross unrealized appreciation	3,226,494
Gross unrealized depreciation	(8,179,308)
Net unrealized depreciation	($4,952,814)

Dynamic
Transformations Fund
Cost of investments	$4,636,034
Gross unrealized appreciation	176,494
Gross unrealized depreciation	(527,960)
Net unrealized depreciation	($351,466)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Series Trust

By (Signature and Title)                /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date            9/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date            9/29/08

By (Signature and Title)                /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date            9/29/08